                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5822
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                            MFS CHARTER INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 08/31/05

MFS(R) CHARTER INCOME TRUST

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Charter Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
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
BONDS - 95.3%
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ADVERTISING & BROADCASTING - 1.6%
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Allbritton Communications Co., 7.75%, 2012                                                   $     365,000         $      367,281
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DIRECTV Holdings LLC, 8.375%, 2013                                                                 884,000                970,190
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EchoStar DBS Corp., 6.375%, 2011                                                                 1,945,000              1,932,844
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Intelsat Ltd., 8.625%, 2015##                                                                      340,000                352,750
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Lamar Media Corp., 7.25%, 2013                                                                   1,140,000              1,199,850
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Liberty Media Corp., 5.7%, 2013                                                                  1,865,000              1,725,903
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News America Holdings, 7.7%, 2025                                                                1,140,000              1,379,481
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News America, Inc., 6.2%, 2034                                                                     542,000                561,610
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Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                            580,000                561,150
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                                                                                                                   $    9,051,059
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AGENCY - OTHER - 1.0%
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Financing Corp., 10.35%, 2018                                                                $   3,600,000         $    5,633,698
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AIRLINES - 0.2%
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Continental Airlines, Inc., 7.566%, 2020                                                     $   1,049,526         $      906,604
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APPAREL MANUFACTURERS - 0%
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Quiksilver, Inc., 6.875%, 2015##                                                             $     100,000         $       99,875
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ASSET BACKED & SECURITIZED - 8.5%
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Airplane Pass-Through Trust, "D", 10.875%, 2019**                                            $     222,233         $          667
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Amresco Commercial Mortgage Funding I, 7%, 2029                                                  3,000,000              3,089,053
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Asset Securitization Corp., 7.525%, 2029                                                         1,586,134              1,733,539
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Asset Securitization Corp., FRN, 8.2916%, 2026                                                   2,000,000              2,072,893
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Bear Stearns Commercial Mortgage Securities, Inc., 5.116%, 2041                                  1,120,248              1,160,239
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Commercial Mortgage Acceptance Corp., 5.44%, 2030##                                              3,165,000              3,235,934
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Countrywide Asset-Backed Certificates, 5.147%, 2035                                              2,000,000              2,021,446
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Credit Suisse First Boston Mortgage Securities Corp., 6.75%, 2013##                              2,000,000              2,134,364
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Crest Ltd., 7%, 2040##                                                                           2,000,000              1,935,680
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DLJ Commercial Mortgage Corp., 6.04%, 2031                                                       2,000,000              2,022,325
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First Union-Lehman Brothers Bank of America, FRN, 0.6976%, 2028^^                               73,940,609              1,450,493
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First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                                  850,000                955,898
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First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                                3,000,000              3,556,752
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J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.038%, 2046                             4,000,000              4,122,356
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Morgan Stanley Capital I, 5.168%, 2042                                                           1,532,020              1,590,849
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Mortgage Capital Funding, Inc., FRN, 0.9824%, 2031^^                                            20,746,501                365,811
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New Century Home Equity Loan Trust, 4.532%, 2035                                                 2,500,000              2,493,777
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Residential Asset Mortgage Products, Inc., 3.878%, 2035                                          1,340,523              1,329,403
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Spirit Master Funding, LLC, 5.05%, 2023##                                                        1,992,973              1,988,599
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Structured Asset Securities Corp., 4.67%, 2035                                                   2,484,152              2,471,745
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TIAA Real Estate CDO Ltd., 7.17%, 2032##                                                         3,072,246              3,177,994
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Wachovia Bank Commercial Mortgage Trust, 4.847%, 2041                                            2,000,000              2,029,923
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Wachovia Bank Commercial Mortgage Trust, 5.083%, 2042                                            2,000,000              2,063,353
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                                                                                                                   $   47,003,093
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AUTOMOTIVE - 1.0%
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Affinia Group, Inc., 9%, 2014##                                                              $      75,000         $       61,875
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DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                                                    400,000                501,675
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Ford Motor Credit Co., 5.625%, 2008                                                                185,000                177,918
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Ford Motor Credit Co., 5.7%, 2010                                                                1,400,000              1,314,715
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General Motors Acceptance Corp., 6.125%, 2008                                                      160,000                157,317
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General Motors Acceptance Corp., 5.85%, 2009                                                       285,000                274,156
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General Motors Acceptance Corp., 6.75%, 2014                                                       549,000                504,947
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General Motors Acceptance Corp., 8%, 2031                                                          500,000                462,574
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General Motors Corp., 8.375%, 2033                                                                 656,000                551,040
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Lear Corp., 8.11%, 2009                                                                            260,000                270,967
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Navistar International Corp., 7.5%, 2011                                                           530,000                536,625
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TRW Automotive, Inc., 9.375%, 2013                                                                 781,000                866,910
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                                                                                                                   $    5,680,719
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BANKS & CREDIT COMPANIES - 4.1%
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Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                                  $   1,500,000         $    2,169,453
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Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014##                                    2,408,000              2,426,060
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BNP Paribas, 5.186% to 2015, FRN to 2049##                                                       1,667,000              1,687,211
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Bosphorus Financial Services Ltd., FRN, 5.59%, 2012##                                            1,500,000              1,462,500
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Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049##                                   1,676,000              1,654,939
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DFS Funding Corp., FRN, 5.49%, 2010##                                                            2,150,000              2,160,750
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HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049##                                           1,330,000              1,436,653
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J.P. Morgan Chase & Co., 5.125%, 2014                                                            2,100,000              2,150,969
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Kazkommerts International B.V., 10.125%, 2007##                                                    367,000                396,360
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Kazkommerts International B.V., 10.125%, 2007                                                      128,000                138,240
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Mizuho Financial Group, Inc., 5.79%, 2014##                                                      1,898,000              2,019,485
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RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                                  829,000                915,520
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Russian Standard Finance S.A., 8.125%, 2008##                                                      682,000                697,345
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Turanalem Finance B.V., 8%, 2014##                                                                 854,000                877,485
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UFJ Finance Aruba AEC, 6.75%, 2013                                                               1,300,000              1,456,703
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VTB Capital S.A., 6.25%, 2035##                                                                    974,000                986,175
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                                                                                                                   $   22,635,848
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BROADCAST & CABLE TV - 1.1%
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Charter Communications, Inc., 8.625%, 2009                                                   $     580,000         $      479,950
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CSC Holdings, Inc., 8.125%, 2009                                                                 1,050,000              1,076,250
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Lenfest Communications, Inc., 10.5%, 2006                                                        1,900,000              1,979,895
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Mediacom Broadband LLC, 9.5%, 2013                                                                 280,000                284,900
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Rogers Cable, Inc., 5.5%, 2014                                                                   1,025,000                963,500
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TCI Communications, Inc., 9.8%, 2012                                                             1,169,000              1,468,967
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                                                                                                                   $    6,253,462
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BROKERAGE & ASSET MANAGERS - 1.0%
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Goldman Sachs Group, Inc., 5.7%, 2012                                                        $   2,680,000         $    2,823,308
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Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                     2,537,000              2,806,589
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                                                                                                                   $    5,629,897
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BUILDING - 0%
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Texas Industries, Inc., 7.25%, 2013##                                                        $      40,000         $       41,700
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BUSINESS SERVICES - 0.2%
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Iron Mountain, Inc., 7.75%, 2015                                                             $     210,000         $      214,988
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Xerox Corp., 7.625%, 2013                                                                          920,000                979,800
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                                                                                                                   $    1,194,788
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CHEMICALS - 1.0%
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BCP Crystal Holdings Corp., 9.625%, 2014                                                     $     237,000         $      268,699
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Hercules, Inc., 6.75%, 2029                                                                        860,000                851,400
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Huntsman International LLC, 10.125%, 2009                                                          331,000                340,930
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Kronos International, Inc., 8.875%, 2009                                                   EUR     100,000                130,358
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Lyondell Chemical Co., 11.125%, 2012                                                         $     615,000                699,563
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Methanex Corp., 6%, 2015                                                                           220,000                220,856
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Nalco Co., 7.75%, 2011                                                                             395,000                413,762
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Nova Chemicals Corp., 6.5%, 2012                                                                   420,000                412,650
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Rhodia S.A., 8.875%, 2011                                                                          325,000                316,875
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Rockwood Specialties Group, Inc., 7.5%, 2014##                                                      60,000                 61,200
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Yara International A.S.A., 5.25%, 2014##                                                         2,000,000              2,026,658
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                                                                                                                   $    5,742,951
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CONGLOMERATES - 0.2%
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Kennametal, Inc., 7.2%, 2012                                                                 $   1,140,000         $    1,267,503
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CONSTRUCTION - 0.3%
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D.R. Horton, Inc., 8%, 2009                                                                  $     935,000         $    1,013,982
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M/I Homes, Inc., 6.875%, 2012##                                                                    675,000                644,625
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                                                                                                                   $    1,658,607
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CONSUMER GOODS & SERVICES - 0.1%
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Church & Dwight Co., Inc., 6%, 2012                                                          $     460,000         $      457,700
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Service Corp. International, 7%, 2017##                                                            260,000                263,250
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                                                                                                                   $      720,950
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CONTAINERS - 0.3%
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Crown European Holdings S.A., 9.5%, 2011                                                     $     530,000         $      584,325
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Huntsman Packaging Corp., 13%, 2010                                                                190,000                136,800
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Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                 660,000                697,950
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Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                   85,000                 90,950
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                                                                                                                   $    1,510,025
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DEFENSE ELECTRONICS - 0.5%
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BAE Systems Holdings, Inc., 5.2%, 2015##                                                     $   2,000,000         $    2,023,032
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L-3 Communications Holdings, Inc., 5.875%, 2015                                                    750,000                740,625
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                                                                                                                   $    2,763,657
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ELECTRONICS - 0.2%
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Flextronics International Ltd., 6.5%, 2013                                                   $     895,000         $      910,662
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EMERGING MARKET QUASI-SOVEREIGN - 1.4%
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Gazprom OAO, 9.625%, 2013##                                                                  $   1,510,000         $    1,855,412
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Gazprom OAO, 9.625%, 2013                                                                          420,000                516,075
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Pemex Project Funding Master Trust, 7.375%, 2014                                                 1,013,000              1,142,664
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Pemex Project Funding Master Trust, 8.625%, 2022                                                 1,661,000              2,034,725
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Petronas Capital Ltd., 7.875%, 2022##                                                              464,000                588,847
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Petronas Capital Ltd., 7.875%, 2022                                                              1,340,000              1,700,548
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                                                                                                                   $    7,838,271
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EMERGING MARKET SOVEREIGN - 3.9%
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Federal Republic of Brazil, 8%, 2018                                                         $   1,505,000         $    1,555,417
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Federal Republic of Brazil, FRN, 3.125%, 2012                                                    3,210,982              3,082,543
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Republic of Argentina, FRN, 4.005%, 2012                                                         3,019,000              2,329,870
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Republic of Panama, 9.375%, 2029                                                                   509,000                642,613
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Republic of Peru, 5%, 2017                                                                       1,675,080              1,622,734
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Republic of Peru, 8.75%, 2033                                                                      451,000                532,180
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Republic of South Africa, 9.125%, 2009                                                             469,000                538,764
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Republic of South Africa, 8.5%, 2017                                                               540,000                692,550
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Russian Federation, 3%, 2008                                                                     2,955,000              2,802,522
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Russian Federation, 3%, 2011                                                                     4,910,000              4,369,900
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State of Qatar, 9.75%, 2030                                                                        585,000                909,675
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United Mexican States, 8.125%, 2019                                                              1,426,000              1,760,397
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United Mexican States, 8.3%, 2031                                                                  685,000                868,238
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                                                                                                                   $   21,707,403
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ENERGY - INDEPENDENT - 0.7%
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Chesapeake Energy Corp., 7.5%, 2014                                                          $     335,000         $      361,800
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Chesapeake Energy Corp., 6.875%, 2016                                                              680,000                704,650
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Forest Oil Corp., 7.75%, 2014                                                                      550,000                583,000
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Kerr-McGee Corp., 6.95%, 2024                                                                      800,000                862,382
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Newfield Exploration Co., 6.625%, 2014                                                             225,000                235,687
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Plains Exploration & Production Co., 7.125%, 2014                                                  625,000                665,625
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Vintage Petroleum, Inc., 8.25%, 2012                                                               550,000                591,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,004,394
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ENERGY - INTEGRATED - 0.3%
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Amerada Hess Corp., 7.3%, 2031                                                               $     725,000         $      878,856
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Tyumen Oil Co., 11%, 2007                                                                          849,000                946,635
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,825,491
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ENTERTAINMENT - 0.6%
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AMC Entertainment, Inc., 9.5%, 2011                                                          $     349,000         $      342,892
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Loews Cineplex Entertainment Corp., 9%, 2014##                                                     430,000                422,475
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Six Flags, Inc., 9.75%, 2013                                                                       220,000                220,550
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Turner Broadcasting System, Inc., 8.375%, 2013                                                   1,784,000              2,149,399
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                                                                                                                   $    3,135,316
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FINANCIAL INSTITUTIONS - 0.1%
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International Lease Finance Corp., 5%, 2010                                                  $     321,000         $      326,064
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FOOD & NON-ALCOHOLIC BEVERAGES - 0.2%
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Burns, Philp & Co. Ltd., 9.75%, 2012                                                         $     340,000         $      370,600
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Smithfield Foods, Inc., 7%, 2011                                                                   465,000                478,950
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                                                                                                                   $      849,550
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FOREST & PAPER PRODUCTS - 1.2%
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Abitibi-Consolidated, Inc., 7.75%, 2011                                                      $     720,000         $      716,400
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Buckeye Technologies, Inc., 8.5%, 2013                                                             460,000                476,100
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Donohue Forest Products, Inc., 7.625%, 2007                                                      1,588,000              1,611,820
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Georgia-Pacific Corp., 9.375%, 2013                                                              1,695,000              1,894,162
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Georgia-Pacific Corp., 7.75%, 2029                                                               1,000,000              1,113,750
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MDP Acquisitions PLC, 9.625%, 2012                                                                 310,000                316,975
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Norske Skog Canada Ltd., 7.375%, 2014                                                              695,000                688,050
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                                                                                                                   $    6,817,257
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GAMING & LODGING - 1.4%
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Aztar Corp., 7.875%, 2014                                                                    $     235,000         $      249,100
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Boyd Gaming Corp., 6.75%, 2014                                                                     520,000                531,050
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Caesars Entertainment, Inc., 8.125%, 2011                                                          730,000                822,162
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Harrah's Operating Co., Inc., 5.625%, 2015##                                                       483,000                496,252
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Host Marriott LP, 7.125%, 2013                                                                     465,000                485,925
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Host Marriott LP, 6.375%, 2015                                                                      90,000                 89,212
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Mandalay Resort Group, 9.375%, 2010                                                                450,000                501,187
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MGM Mirage, Inc., 8.375%, 2011                                                                   1,155,000              1,256,063
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Pinnacle Entertainment, Inc., 8.75%, 2013                                                          295,000                305,325
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Royal Caribbean Cruises Ltd., 8%, 2010                                                             990,000              1,084,050
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Scientific Games Corp., 6.25%, 2012                                                                 80,000                 81,000
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Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                            895,000                991,213
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Station Casinos, Inc., 6.5%, 2014                                                                  440,000                446,600
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Wynn Las Vegas LLC, 6.625%, 2014                                                                   155,000                150,738
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                                                                                                                   $    7,489,877
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INDUSTRIAL - 0.2%
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Amsted Industries, Inc., 10.25%, 2011##                                                      $     335,000         $      368,500
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Valmont Industries, Inc., 6.875%, 2014                                                             730,000                745,513
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Williams Scotsman, Inc., 10%, 2008                                                                 205,000                224,520
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                                                                                                                   $    1,338,533
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INSURANCE - 0.8%
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American International Group, Inc., 4.25%, 2013                                              $   4,250,000         $    4,140,150
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INSURANCE - PROPERTY & CASUALTY - 0.9%
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Ace Ina Holdings, Inc., 5.875%, 2014                                                         $   1,700,000         $    1,784,124
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AXIS Capital Holdings Ltd., 5.75%, 2014                                                          1,879,000              1,938,981
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Fund American Cos., Inc., 5.875%, 2013                                                           1,351,000              1,403,066
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                                                                                                                   $    5,126,171
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INTERNATIONAL MARKET SOVEREIGN - 23.5%
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Canada Housing Trust, 4.65%, 2009                                                         CAD      260,000         $      229,684
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Federal Republic of Germany, 3.5%, 2008                                                   EUR    8,759,000             11,171,122
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Federal Republic of Germany, 3.75%, 2015                                                  EUR    2,125,000              2,762,908
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Federal Republic of Germany, 6.25%, 2030                                                  EUR      920,000              1,625,622
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Government of Australia, 6.25%, 2015                                                      AUD    2,785,000              2,286,624
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Government of Canada, 5.25%, 2012                                                         CAD    1,488,000              1,377,267
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Government of New Zealand, 7%, 2009                                                       NZD    1,773,000              1,287,343
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Government of New Zealand, 6.5%, 2013                                                     NZD   14,100,000             10,307,256
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Government of New Zealand, 6%, 2015                                                       NZD    3,691,000              2,626,641
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Kingdom of Netherlands, 5.75%, 2007                                                       EUR    6,515,000              8,440,090
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Kingdom of Netherlands, 3.75%, 2009                                                       EUR    6,006,000              7,761,171
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Kingdom of Norway, 6.5%, 2013                                                             NOK    8,809,000              1,670,870
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Kingdom of Spain, 6%, 2008                                                                EUR    7,080,000              9,480,216
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Kingdom of Spain, 5.35%, 2011                                                             EUR    5,693,000              8,033,684
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                           EUR    4,953,000              6,512,795
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                             EUR    5,529,000              6,945,527
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Republic of Finland, 5.375%, 2013                                                         EUR    3,809,000              5,496,807
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                           EUR    8,645,000             11,144,592
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Republic of France, 6%, 2025                                                              EUR      309,000                516,639
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Republic of Ireland, 4.25%, 2007                                                          EUR   10,057,000             12,912,897
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Republic of Ireland, 4.6%, 2016                                                           EUR    1,059,000              1,477,363
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United Kingdom Treasury, 5.75%, 2009                                                      GBP    3,640,000              6,986,685
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United Kingdom Treasury, 8%, 2015                                                         GBP    3,727,000              8,868,561
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  129,922,364
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MACHINERY & TOOLS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 6%, 2009                                                             $   1,415,000         $    1,358,400
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                                   331,000                374,030
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                           325,000                351,813
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                                   185,000                180,606
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,264,849
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25%, 2012                                                         $     550,000         $      636,625
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013##                                                                       170,000                172,550
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.125%, 2015##                                              200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                           1,100,000              1,240,582
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                            955,000                980,477
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,230,234
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                          $     520,000         $      546,650
---------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75%, 2014                                                                    1,200,000              1,404,000
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Peabody Energy Corp., 5.875%, 2016                                                                 425,000                422,875
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                            355,000                369,644
---------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                      413,000                452,235
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,195,404
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 15.2%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.8%, 2011                                                                       $     553,557         $      609,136
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                           254,936                259,605
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.1%, 2013                                                                             958,488                936,340
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.19%, 2013                                                                            971,270                953,304
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.81%, 2013                                                                            596,182                572,601
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2014                                                                             768,391                772,357
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2014                                                                         1,358,001              1,374,037
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                                           917,490                919,579
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                            321,914                322,545
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                           260,638                263,039
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                             248,664                251,540
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                            175,097                179,442
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.74%, 2015                                                                            600,000                606,980
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                            524,898                537,227
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                         1,957,027              2,014,727
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                                                      7,840,711              8,070,592
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2019 - 2035                                                                   47,744,832             48,362,267
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                            593,856                600,369
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.9958%, 2020                                                                            3,413                  3,413
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032 - 2033                                                                    4,388,679              4,545,031
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                            2,748,916              2,816,618
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2034                                                                          8,751,361              8,856,642
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   83,827,391
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Water Resources Authority, "A", MBIA, 5.25%, 2015                        $   4,800,000         $    5,446,080
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015##                                                          $     470,000         $      498,200
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                             $   1,600,000         $    1,898,274
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015##                                                          45,000                 44,662
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                                   1,800,000              1,941,665
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                        311,000                324,279
---------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                       550,000                600,026
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                   800,000                972,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,780,906
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.05%, 2011                                                                      $     260,000         $      298,350
---------------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.75%, 2031                                                                            785,000              1,028,350
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                           815,000                902,612
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                                                           645,000                623,231
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                              650,000                674,375
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                         1,500,000              2,026,684
---------------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                                    515,000                553,625
---------------------------------------------------------------------------------------------------------------------------------
Espirit Telecom Group PLC, 10.875%, 2008**                                                         165,000                      0
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                          860,000                894,400
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                          450,000                491,625
---------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010                                                                  230,000                265,075
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                               1,000,000              1,026,606
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                             2,542,000              2,803,440
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,588,373
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                         $     435,000         $      464,362
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Peloil, 5.265%, 2011##                                                            280,000                282,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      746,882
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CITGO Petroleum Corp., 6%, 2011                                                              $     550,000         $      550,000
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                           550,000                594,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,144,000
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                               $     480,000         $      494,400
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                             $     565,000         $      616,556
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                 1,527,000              1,727,419
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                                515,000                513,069
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,857,044
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012##                                                             $   1,809,000         $    1,953,720
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                           $   1,324,000         $    1,427,714
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                              $   1,500,000         $    1,806,420
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                $     210,000         $      219,975
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 9.55%, 2008                                                                             940,000              1,076,356
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                1,100,000              1,059,678
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125%, 2010                                                                       365,000                371,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,727,397
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                 $     475,000         $      505,875
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                    $   1,500,000         $    2,106,057
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                     240,000                267,600
---------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                                1,700,000              1,874,456
---------------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, 11.5%, 2008**                                                               1,600,000                      0
---------------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, "B", 14%, 2009**                                                              750,000                      0
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                                           1,552,000              1,685,860
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                         1,315,000              1,366,236
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                                550,000                559,625
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                  450,000                492,188
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,352,022
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                            $     818,000         $      842,540
---------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015##                                               1,300,000              1,339,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,181,540
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                           $     330,000         $      310,200
---------------------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                            100,000                103,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      413,325
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                   $   7,836,324         $    7,783,861
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                       6,094,037              6,184,092
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                       2,700,000              2,782,694
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,750,647
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2013                                                               $   7,500,000         $    9,199,808
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.625%, 2015                                                               3,350,000              5,133,483
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                                5,025,000              7,431,699
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                  635,000                744,488
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                                                 1,263,000              1,283,819
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                                1,285,000              1,293,282
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014###                                                          10,692,514             11,022,474
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                          3,673,072              3,668,624
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   39,777,677
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                 $     320,000         $      360,800
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                            772,000                845,340
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                     1,350,000              1,676,020
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                              240,000                261,600
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       1,812,000              1,965,404
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                   1,130,000              1,223,911
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                                                  1,547,000              1,894,906
---------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                              545,000                566,800
---------------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015##                                                                   900,000                909,000
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                                               1,010,000              1,042,954
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                       1,190,000              1,285,200
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                              265,000                272,288
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                                235,000                261,438
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                    2,478,257              2,456,101
---------------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 7.5%, 2010                                                                      450,000                488,250
---------------------------------------------------------------------------------------------------------------------------------
Tenaska Alabama Partners LP, 7%, 2021##                                                            108,000                112,665
---------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                                    275,000                285,313
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024                                                                            1,215,000              1,190,227
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,098,217
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $516,518,170)                                                                        $  527,294,256
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc.*                                                             3,683         $            0
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                                                 5,720         $      602,888
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                                6         $          192
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,127,667)                                                                         $      603,080
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                          STRIKE PRICE     FIRST EXERCISE       SHARES              $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                 $0.14            1/28/97        1,625       $            0
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                 $0.14            1/28/97          750       $            0
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                        52.00           12/31/02           11                   13
---------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                         20.78            5/29/03          760                  152
---------------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $39,014)                                                                          $          165
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 3.55%, due 9/23/05, at Amortized Cost<                        $   6,000,000         $    5,986,983
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.58%, dated 8/31/05, due 9/01/05, total to be received $13,443,337
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                            $  13,442,000         $   13,442,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $538,113,834) ~                                                                $  547,326,484
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                   5,858,085
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  553,184,569
---------------------------------------------------------------------------------------------------------------------------------

  * Non-income producing security.
 ** Non income producing security - in default.
 ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 ## SEC Rule 144A restriction.
### All or a portion of the security has been segregated as collateral for an open futures contract.
  < The rate shown represents an annualized yield at time of purchase.
  ~ As of August 31, 2005, the fund had five securities representing $602,888 and 0.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:

FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
MBIA = Municipal Bond Insurance Corp.
TIPS = Treasury Inflation Protected Security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

    AUD = Australian Dollar
    CAD = Canadian Dollar
    CNY = Chinese Yuan Renminbi
    EUR = Euro
    GBP = British Pound
    NOK = Norwegian Krone
    NZD = New Zealand Dollar
    SEK = Swedish Krona

Country Weightings
---------------------------------------
United States                     62.4%
---------------------------------------
United Kingdom                     3.8%
---------------------------------------
Germany                            3.4%
---------------------------------------
Spain                              3.3%
---------------------------------------
Netherlands                        3.0%
---------------------------------------
Ireland                            2.8%
---------------------------------------
New Zealand                        2.6%
---------------------------------------
Russia                             2.5%
---------------------------------------
France                             2.5%
---------------------------------------
Other                             13.5%
---------------------------------------

Percentages as based on total net assets as of August 31, 2005.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CHARTER INCOME TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                    $ 539,697,582
                                                                  =============
Gross unrealized appreciation                                     $  15,020,279
Gross unrealized depreciation                                        (7,391,377)
                                                                  -------------
Net unrealized appreciation(depreciation)                         $   7,628,902
                                                                  =============

(2) Financial Instruments

The fund trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

Sales and purchases in the table below are netted by currency.

                                                                                                         NET UNREALIZED
                                        CONTRACTS TO                                   CONTRACTS         APPRECIATION
SETTLEMENT DATE                         DELIVER/RECEIVE          IN EXCHANGE FOR       AT VALUE          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
SALES
-----
           10/05/05         AUD          2,289,464             $  1,760,295          $  1,722,042         $  38,253
09/22/05 - 10/04/05         EUR         77,114,460               94,760,578            95,182,551          (421,973)
09/01/05 - 12/01/05         GBP         15,287,751               27,379,154            27,543,805          (164,651)
           09/07/05         NOK          7,689,274                1,161,522             1,205,131           (43,609)
09/01/05 - 10/05/05         NZD         19,662,871               13,508,443            13,601,785           (93,342)
                                                               ------------          ------------         ---------
                                                               $138,569,992          $139,255,314         $(685,322)
                                                               ============          ============         =========

PURCHASES
---------
           02/06/06         CNY         42,072,400             $  5,350,000          $  5,270,968         $ (79,032)
           10/04/05         EUR          1,992,268                2,472,163             2,459,607           (12,556)
09/01/05 - 09/06/05         GBP          7,643,875               13,770,261            13,779,685             9,424
           09/01/05         NZD            895,242                  616,106               621,106             5,000
           10/17/05         SEK          1,151,519                  155,014               152,606            (2,408)
                                                               ------------          ------------         ---------
                                                               $ 22,363,544          $ 22,283,972         $ (79,572)
                                                               ============          ============         =========

At August 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $39,701 with Merrill Lynch International.

At August 31, 2005, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                                                     Unrealized
                                                                                                    Appreciation
Description                           Expiration             Contracts            Position         (Depreciation)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year           December 2005          183                  Short               $  (70,809)
U.S. Treasury Notes 5 Year            December 2005          200                  Short                  (68,012)
U.S. Treasury Notes 2 Year            December 2005          170                  Short                  (56,482)
                                                                                                      ----------
                                                                                                      $ (195,303)
                                                                                                      ==========

At August 31, 2005, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.


THE TRUST IS A CLOSED-END INVESTMENT PRODUCT. SHARES OF THE TRUST ARE ONLY AVAILABLE FOR PURCHASE/SALE ON THE NYSE AT THE CURRENT MARKET PRICE. SHARES MAY TRADE AT A PREMIUM OR DISCOUNT TO NAV.

(C)2005 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: October 24, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: October 24, 2005
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 24, 2005
      ----------------


* Print name and title of each signing officer under his or her signature.